Accounts receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2023 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 5,326,381	$ 5,010,154	$ 152,795
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 5,328,835	$ 5,011,644		$ 4,381,563
Bottom of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	90 days